FEDERATED EQUITY FUNDS

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               November 21, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:      FEDERATED EQUITY FUNDS

         Federated InterContinental Fund

            1933 Act File No. 333-146240
            1940 Act File No. 811-04017

Dear Sir or Madam:

      Transmitted electronically for filing pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are the definitive Prospectus/Proxy, Statement of Additional Information and Ballot of Federated Equity Funds dated November 20, 2007.

      The filing has been electronically redlined to reflect changes from the Registrant's Registration Statement filed with the Commission on Form N-14 on September 21, 2007.

      If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-4827.

                                                 Very truly yours,



                                                 /s/ Heidi Loeffert
                                                 Heidi Loeffert
                                                 Paralegal

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